Financial Instruments - Schedule of Derivative Hedging Activities (Details) € in Millions, ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2025 JPY (¥) ¥ / $	Mar. 31, 2024 JPY (¥) ¥ / $	Mar. 31, 2025 EUR (€)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 EUR (€)	Mar. 31, 2024 USD ($)
Cash flow hedges | Interest risk | Interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Notional	¥ 130,000	¥ 90,000				$ 575
Cash flow hedges | Interest risk | Forward interest rate
Disclosure of detailed information about hedging instruments [line items]
Notional	50,000	270,000		$ 1,000
Cash flow hedges | Interest risk | Cross currency interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Notional	1,103,099	1,322,069
Carrying amount – liabilities	(70,291)	(101,128)
Cash flow hedges | Currency and interest risk | Cross currency interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Notional | $				5,750		6,675
Net investment hedges | Currency and interest risk | Foreign currency denominated bonds and loans
Disclosure of detailed information about hedging instruments [line items]
Notional			€ 6,632	6,506	€ 6,628	3,581
Net investment hedges | Currency and interest risk | Forward exchange contracts
Disclosure of detailed information about hedging instruments [line items]
Notional			€ 1,000	$ 863	€ 1,000	$ 1,168
United States Dollar | Cash flow hedges | Interest risk | Interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Carrying amount – assets		7,172
Carrying amount – liabilities		¥ 0
Average rate of hedging instrument		2.83%			2.83%	2.83%
United States Dollar | Cash flow hedges | Interest risk | Forward interest rate
Disclosure of detailed information about hedging instruments [line items]
Carrying amount – assets	650
Carrying amount – liabilities	¥ 7
Average rate of hedging instrument	4.20%		4.20%	4.20%
United States Dollar | Cash flow hedges | Currency and interest risk
Disclosure of detailed information about hedging instruments [line items]
Carrying amount – assets	¥ 68,154
Carrying amount – liabilities	¥ 0
United States Dollar | Cash flow hedges | Currency and interest risk | Cross currency interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Carrying amount – assets		¥ 95,368
Carrying amount – liabilities		¥ 0
Average rate of hedging instrument		0.09%			0.09%	0.09%
Average foreign exchange rate | ¥ / $	134.62	131.08
United States Dollar | Cash flow hedges | Currency and interest risk | Interest Rate And Currency Swap Netting
Disclosure of detailed information about hedging instruments [line items]
Average rate of hedging instrument	(0.11%)		(0.11%)	(0.11%)
United States Dollar | Net investment hedges | Currency and interest risk | Foreign currency denominated bonds and loans
Disclosure of detailed information about hedging instruments [line items]
Carrying amount – assets	¥ 0	¥ 0
Carrying amount – liabilities	969,495	542,399
United States Dollar | Net investment hedges | Currency and interest risk | Forward exchange contracts
Disclosure of detailed information about hedging instruments [line items]
Carrying amount – assets	1,673	0
Carrying amount – liabilities	0	2,618
JPY | Cash flow hedges | Interest risk | Interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Carrying amount – assets	1,412	33
Carrying amount – liabilities	¥ 0	¥ 0
Average rate of hedging instrument	1.04%	0.57%	1.04%	1.04%	0.57%	0.57%
JPY | Cash flow hedges | Interest risk | Forward interest rate
Disclosure of detailed information about hedging instruments [line items]
Carrying amount – assets	¥ 119	¥ 34
Carrying amount – liabilities	¥ 37	¥ 1,477
Average rate of hedging instrument	1.32%	0.53%	1.32%	1.32%	0.53%	0.53%
Euro | Net investment hedges | Currency and interest risk | Foreign currency denominated bonds and loans
Disclosure of detailed information about hedging instruments [line items]
Carrying amount – assets	¥ 0	¥ 0
Carrying amount – liabilities	1,070,017	1,081,796
Euro | Net investment hedges | Currency and interest risk | Forward exchange contracts
Disclosure of detailed information about hedging instruments [line items]
Carrying amount – assets	0	0
Carrying amount – liabilities	¥ 175	¥ 7,229